PROSPECTUS SUPPLEMENT                                       63866  7/00
dated July 24, 2000 to:

Putnam Global Growth and Income Fund (the "fund")
Prospectus dated January 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since   Experience
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Deborah F. Kuenstner     1997    1997 - Present       Putnam Management
Managing Director                Prior to March 1997  Dupont Pension Fund
                                                      Investment
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Hugh H. Mullin           1995    1986 - Present       Putnam Management
Senior Vice President
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George W. Stairs         1997    1994 - Present       Putnam Management
Senior Vice President
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Colin Moore              2000    2000 - Present       Putnam Management
Managing Director                Prior to May 2000    Rockefeller & Co., Inc.
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